Performance Management	Feb. 28, 2025
TCW Artificial Intelligence ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The TCW Artificial Intelligence Equity Fund, a series of TCW Funds, Inc. (the “Predecessor Artificial Intelligence Mutual Fund”) was reorganized into the Fund on May 6, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Artificial Intelligence Mutual Fund. The Fund commenced operations May 6, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Artificial Intelligence Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception compared with those of a broad measure of market performance. Effective January 3, 2025, the S&P 500® Index replaced the Russel 3000® Growth Index in accordance with new regulatory disclosure requirements. Had the Predecessor Artificial Intelligence Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Artificial Intelligence Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Artificial Intelligence Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The TCW Artificial Intelligence Equity Fund, a series of TCW Funds, Inc. (the “Predecessor Artificial Intelligence Mutual Fund”) was reorganized into the Fund on May 6, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Artificial Intelligence Mutual Fund. The Fund commenced operations May 6, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Artificial Intelligence Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception compared with those of a broad measure of market performance.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]
Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	(June 30, 2020)	34.85%
Worst Quarter	(June 30, 2022)	(25.32)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	34.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.32%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	Life of Fund (8/31/2017)
Return Before Taxes	30.49%	17.21%	16.44%
Return After Taxes on Distributions	30.49%	16.96%	16.27%
Return After Taxes on Distributions and Sale of Fund Shares	18.05%	13.93%	13.67%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)	25.02%	14.53%	14.47%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)(2)	32.46%	18.25%	18.09%

(1)	The S&P 500® Index measures the performance of the 500 largest companies listed on stock exchanges in the U.S.
(2)	The Russel 3000® Growth Index measures the performance of those companies in the Russell 3000® Index with higher price-to-book ratios and higher forecasted growth values.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2025 was 10.61%.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Compounders ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The TCW New America Premier Equities Fund, a series of TCW Funds, Inc. (the “Predecessor Compounders Mutual Fund”) was reorganized into the Fund on May 6, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Compounders Mutual Fund. The Fund commenced operations May 6, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Compounders Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception compared with those of a broad measure of market performance. Effective January 3, 2025, the S&P 500® Index replaced the Russel 1000® Index as the Fund’s broad-based market index because the Adviser believes it more closely reflects the market segments in which the Fund invests. Had the Predecessor Compounders Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Compounders Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Compounders Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The TCW New America Premier Equities Fund, a series of TCW Funds, Inc. (the “Predecessor Compounders Mutual Fund”) was reorganized into the Fund on May 6, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Compounders Mutual Fund. The Fund commenced operations May 6, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Compounders Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years, and since inception compared with those of a broad measure of market performance.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	(June 30, 2020)	21.56%
Worst Quarter	(March 31, 2022)	(16.60)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.60%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	Life of Fund (1/29/2016)
Return Before Taxes	22.57%	14.40%	18.28%
Return After Taxes on Distributions	19.63%	13.00%	17.06%
Return After Taxes on Distributions and Sale of Fund Shares	15.51%	11.27%	15.08%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)	25.02%	14.53%	15.28%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)(2)	24.51%	14.28%	15.45%

(1)	The S&P 500® Index measures the performance of the 500 largest companies listed on stock exchanges in the U.S.
(2)	Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities in the Russell 3000® Index based on a combination of their market cap and current index membership.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2025 was 4.83%.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Transform 500 ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	4th Quarter of 2023	11.94%
Worst Quarter	2nd Quarter of 2022	(16.90)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	11.94%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.90%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	Year 1	Life of Fund (6/22/21)
Return Before Taxes	25.30%	10.83%
Return After Taxes on Distributions	24.92%	10.44%
Return After Taxes on Distributions and Sale of Fund Shares	15.21%	8.38%
Morningstar US Large Cap Select TR USD (reflects no deduction for fees, expenses, or taxes)	25.37%	11.06%

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2025 was 6.72%.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Transform Supply Chain ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance. Effective January 3, 2025, the S&P 500® Index replaced the Morningstar® US Market Extended TR USD Index℠ in accordance with new regulatory disclosure requirements. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]
Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	1st Quarter of 2024	16.05%
Worst Quarter	3rd Quarter of 2023	(7.35)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.05%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.35%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	Life of Fund (2/14/2023)
Return Before Taxes	10.96%	13.46%
Return After Taxes on Distributions	10.83%	13.32%
Return After Taxes on Distributions and Sale of Fund Shares	6.58%	10.38%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)	25.02%	25.07%
Morningstar® US Market Extended TR USD Index℠(2)	23.81%	21.43%

(1)	The S&P 500® Index measures the performance of the 500 largest companies listed on stock exchanges in the United States.
(2)	The Morningstar® US Market Extended TR US Index℠ measures the performance of large-, mid- and small-cap extended stocks in the U.S., representing the top 99.5% of the investable universe by market capitalization.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2025 was 0.19%.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Transform Systems ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance. Effective January 3, 2025, the S&P 500® Index replaced the Morningstar® US Market Extended TR USD Index℠ in accordance with new regulatory disclosure requirements. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year-to-year performance and the table shows how the Fund’s average annual total returns for the one-year and since inception periods compared to that of a broad measure of market performance.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]
Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	1st Quarter of 2024	20.49%
Worst Quarter	2nd Quarter of 2022	(19.05)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.49%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.05%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	Year 1	Life of Fund (2/2/2022)
Return Before Taxes	28.57%	14.58%
Return After Taxes on Distributions	28.42%	14.37%
Return After Taxes on Distributions and Sale of Fund Shares	17.02%	11.39%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)(1)	25.02%	12.40%
Morningstar® US Market Extended TR USD (reflects no deduction for fees, expenses, or taxes)(2)	23.81%	10.23%

(1)	The S&P 500® Index measures the performance of the 500 largest companies listed on stock exchanges in the U.S.
(2)	The Morningstar® US Market Extended TR Index measures the performance of large-, mid- and small-cap extended stocks in the U.S., representing the top 99.5% of the investable universe by market capitalization.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2025 was 7.34%.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW AAA CLO ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance One Year or Less [Text]	Because the Fund has not yet completed a full year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus.
Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Corporate Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Predecessor Corporate Bond Mutual Fund was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Corporate Bond Mutual Fund. The Fund commenced operations on November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Corporate Bond Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of an appropriate broad-based securities market index. Had the Predecessor Corporate Bond Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Corporate Bond Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Corporate Bond Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Predecessor Corporate Bond Mutual Fund was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Corporate Bond Mutual Fund. The Fund commenced operations on November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Corporate Bond Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of an appropriate broad-based securities market index.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	(December 31, 2023)	8.78%
Worst Quarter	(March 31, 2022)	(7.56)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.78%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.56%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	Life of Fund (6/29/2018)
Return Before Taxes	2.19%	0.65%	3.11%
Return After Taxes on Distributions	0.58%	(0.94)%	1.16%
Return After Taxes on Distributions and Sale of Fund Shares	1.28%	(0.15)%	1.59%
Bloomberg U.S. Aggregate Bond Index(1)	1.25%	(0.33)%	1.30%
Bloomberg U.S. Corporate Bond Index(2)	2.13%	0.30%	2.48%

(1)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.
(2)	The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers. The index is a component of the Bloomberg U.S. Credit and Bloomberg U.S. Aggregate Indices, and provided the necessary inclusion rules are met, Bloomberg U.S. Corporate Index securities also contribute to the multi-currency Bloomberg Global Aggregate Index.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2025 was -0.33%.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Flexible Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The TCW MetWest Flexible Income Fund, a series of TCW Metropolitan West Funds (the “Predecessor Flexible Income Mutual Fund”) was reorganized into the Fund on June 24, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Flexible Income Mutual Fund. The Fund commenced operations June 24, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Flexible Income Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of a broad-based securities market index. Effective June 5, 2024, the Bloomberg U.S. Aggregate Bond Index was included as the Fund’s broad-based securities market index in accordance with regulatory disclosure requirements. Had the Predecessor Flexible Income Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Flexible Income Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Flexible Income Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The TCW MetWest Flexible Income Fund, a series of TCW Metropolitan West Funds (the “Predecessor Flexible Income Mutual Fund”) was reorganized into the Fund on June 24, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Flexible Income Mutual Fund. The Fund commenced operations June 24, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Flexible Income Mutual Fund for periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and since inception compared with those of a broad-based securities market index.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	(March 31, 2019)	8.75%
Worst Quarter	(June 30, 2022)	(4.80)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.75%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.80%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	Life of Fund (11/30/2018)
Return Before Taxes	5.97%	3.89%	6.31%
Return After Taxes on Distributions	3.06%	(0.03)%	1.93%
Return After Taxes on Distributions and Sale of Fund Shares	3.48%	1.28%	2.95%
Bloomberg U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)(1)	2.13%	0.3%	2.75%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)(2)	1.25%	(0.33)%	1.42%

(1)	The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers. The index is a component of the Bloomberg U.S. Credit and Bloomberg U.S. Aggregate Indices, and provided the necessary inclusion rules are met, Bloomberg U.S. Corporate Index securities also contribute to the multi-currency Bloomberg Global Aggregate Index.
(2)	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2025 was 1.43%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW High Yield Bond ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Predecessor High Yield Mutual Fund was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor High Yield Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor High Yield Mutual Fund for the periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and additional indices. Effective November 18, 2024, the Bloomberg U.S. Universal Bond Index was included as the Fund’s broad-based securities market index in accordance with regulatory disclosure requirements. Effective November 18, 2024, the Bloomberg U.S. Corporate High Yield 2% Issuer Cap replaced the FTSE US High Yield Cash Pay Custom Index because the Adviser believes it more closely reflects the market segments in which the Fund invests. Had the Predecessor High Yield Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor High Yield Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor High Yield Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Predecessor High Yield Mutual Fund was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor High Yield Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor High Yield Mutual Fund for the periods prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and additional indices.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]

Bar Chart Closing [Text Block]
*	For the period shown in the bar chart above:

Best Quarter	(June 30, 2020)	8.85%
Worst Quarter	(June 30, 2022)	(8.15)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	10 Year
Return Before Taxes	6.32%	4.09%	4.78%
Return After Taxes on Distributions	3.69%	1.83%	2.67%
Return After Taxes on Distributions and Sale of Fund Shares	3.70%	2.15%	2.73%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)(1)	2.04%	0.06%	1.73%
Bloomberg U.S. Corporate High Yield 2% Cap (reflects no deduction for fees, expenses, or taxes)(2)	8.19%	4.20%	5.16%
FTSE US High Yield Cash Pay Custom Index (reflects no deduction for fees, expenses, or taxes) (3)	8.38%	4.06%	4.90%

(1)	The Bloomberg U.S. Universal Bond Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.

(2)	The Bloomberg U.S. Corporate High Yield 2% Issuer Cap is an unmanaged index of the 2% Issuer Cap component of the Barclays High Yield Corporate Bond Index, which is a market value-weighted index of fixed rate, non-investment grade debt.
(3)	The FTSE US High Yield Cash Pay Custom Index (formerly known as the Citigroup US High Yield Cash Pay Custom Index) is a blend of the FTSE US High Yield Cash Pay Index and the FTSE US High Yield Cash Pay Capped Index (FTSE US High Yield Cash Pay Index through 12/31/05 and FTSE US High Yield Cash Pay Capped Index thereafter). The FTSE US High Yield Cash Pay Index is created by removing the deferred interest securities from the FTSE US High Yield Market Index, which is a U.S. Dollar-denominated index that measures the performance of high yield debt issued by corporations domiciled in the United States or Canada and includes cash-pay and deferred interest securities. As such, the FTSE US High Yield Cash Pay Index includes only cash-pay bonds (both registered and those issued under Rule 144A under the Securities Act of 1933 in unregistered form) with at least one year to maturity and at least $250 million outstanding. The FTSE US High Yield Cash Pay Capped Index uses the same design criteria and calculation methodology as the FTSE US High Yield Cash Pay Index but caps the total debt of any single issuer in the Index at $15 billion of par amount outstanding.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2025 was 1.62%.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Multisector Credit Income ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not yet completed a full year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance One Year or Less [Text]	Because the Fund has not yet completed a full year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383
TCW Senior Loan ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The Predecessor Floating Rate Mutual Fund was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Floating Rate Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Floating Rate Mutual Fund for period prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and an additional index. Effective November 18, 2024, the Bloomberg U.S. Universal Index was included as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. Had the Predecessor Floating Rate Mutual Fund been structured as an ETF, its performance may have differed. The Fund’s (and the Predecessor Floating Rate Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Floating Rate Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Predecessor Floating Rate Mutual Fund was reorganized into the Fund on November 18, 2024. As a result of the reorganization, the Fund assumed the financial and performance history of the Predecessor Floating Rate Mutual Fund. The Fund commenced operations November 18, 2024. The following bar chart and table provide some indication of the risks of investing in the Fund (and the Predecessor Floating Rate Mutual Fund for period prior to the reorganization) by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns for 1 year, 5 years and 10 years compared with the performance of a broad-based securities market index and an additional index.
Bar Chart [Heading]	AVERAGE ANNUAL TOTAL RETURNS* (For the period ended December 31, 2024)
Bar Chart [Table]
*	For the period shown in the bar chart above:

Bar Chart Closing [Text Block]
Best Quarter	(June 30, 2020)	7.04%
Worst Quarter	(March 31, 2020)	(8.76)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance [Table]
	1 Year	5 Year	10 Year
Return Before Taxes	9.09%	4.97%	4.40%
Return After Taxes on Distributions	5.37%	2.51%	2.31%
Return After Taxes on Distributions and Sale of Fund Shares	5.30%	2.72%	2.43%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses, or taxes)(1)	2.04%	0.06%	1.73%
Morningstar LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)(2)	8.95%	5.86%	5.15%

(1)	The Bloomberg U.S. Universal Index measures the performance of USD-denominated, taxable bonds that are rated either investment grade or high-yield. It represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index.
(2)	The Morningstar LSTA U.S. Leveraged Loan Index is a market-value weighted index designed to measure the performance of the U.S. leveraged loan market.

The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2025 was 2.00%.

Performance Table One Class of after Tax Shown [Text]	Average annual total returns are shown on a before- and after-tax basis for the Fund.
Performance Table Closing [Text Block]

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://tcw.com or by calling (866) 364-1383.

Performance Availability Website Address [Text]	https://tcw.com
Performance Availability Phone [Text]	(866) 364-1383